Climate change and energy transition - Additional Information 2 (Details) $ in Millions	12 Months Ended		96 Months Ended
	Dec. 31, 2024 USD ($) outlook	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 185,219	$ 194,835	$ 185,219
Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Number of external price outlooks | outlook	3
Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment sensitivity to mid-price outlook	(10.00%)
Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment sensitivity to mid-price outlook	10.00%
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve	49.00%
2045
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve	7.00%
2050
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve	1.00%
Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Disposals of property, plant and equipment			26,000
Integrated Gas and Upstream segments | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity - 10% to the mid-price outlook	$ 5,000	5,000	5,000
Expected reversal of impairment loss with change in measurement input	2,000	2,000
Integrated Gas and Upstream segments | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity - 10% to the mid-price outlook	9,000	8,000	9,000
Expected reversal of impairment loss with change in measurement input	5,000	5,000
Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	102,000	111,000	102,000	$ 117,000	$ 118,000	$ 132,000	$ 150,000	$ 149,000	$ 154,000	$ 169,000
Production assets | Integrated Gas and Upstream segments
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	102,000		102,000							169,000
Carrying amount of exploration and evaluation assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 4,108	$ 5,312	$ 4,108	$ 6,000	$ 7,000	$ 9,000	$ 15,000	$ 18,000	$ 19,000	$ 19,000